Note 22 Other Financial Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021
Other financial liabilities [Line Items]
Other financial liabilities		€ 15,046	€ 14,081	[1],[3]	€ 15,183
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	[4]	1,507	1,398		2,560
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities		3,439	3,584		2,657
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities		3,642	3,426		3,839
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities		€ 6,458	€ 5,673		€ 6,127

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]
(2) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 17).